Organization and Nature of Operations - Summary of Financial Statement Balances and Amounts of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	¥ 228,250		¥ 249,310	¥ 246,863	$ 32,148
Accounts receivable, net	34,786		20,298		4,899
Inventories	59,488		72,364		8,379
Prepayments and other current assets	24,691		45,183		3,477
Non-current assets:
Property and equipment, net	44,623		47,060		6,285
Long-term investment	18,369		9,839	6,143	2,587
Right-of-use assets, net	74,528		73,482		10,497
Intangible assets, net	2,426		1,959		342
Other non-current assets	1,436		1,392		202
Total assets	598,645		530,867		84,317
Current liabilities:
Accounts payable	35,101		35,456		4,944
Contract liabilities	37,169		19,321		5,235
Current portion of long-term bank loans	3,538		13,154		498
Accrued expenses and current liabilities	94,149		97,763		13,261
Non-current liabilities:
Long-term bank loans	9,308		3,846		1,311
Unrecognized tax benefit	5,480		5,480		772
Lease liabilities	75,308		69,913		10,607
Total liabilities	384,426		406,189		54,145
Net revenues	117,426	$ 16,539	44,317	56,807
Net loss	(302,341)	(42,585)	(329,331)	(313,896)
Net cash (used in) provided by operating activities	(88,410)	(12,452)	(173,458)	(121,629)
Net cash used in investing activities	(128,692)	(18,127)	56,400	(33,401)
Net cash provided by (used in) financing activities	195,480	27,532	106,740	266,947
Net increase (decrease) in cash and cash equivalents	(21,060)	(2,967)	2,287	106,850
Variable Interest Entity And Major Subsidaries [Member]
Current assets:
Cash and cash equivalents	4,113		11,404		579
Accounts receivable, net	1,636		202		230
Inventories	834		837		117
Prepayments and other current assets	4,324		3,653		609
Amounts due from the Company and its subsidiaries	6,161		6,911		868
Non-current assets:
Property and equipment, net	6,806		1,273		959
Long-term investment	6,348		0		894
Right-of-use assets, net	250		799		35
Intangible assets, net	273		229		38
Other non-current assets	0		39		0
Total assets	30,745		25,347		4,329
Current liabilities:
Accounts payable	3,584		3,100		505
Contract liabilities	1,677		2,027		236
Current portion of long-term bank loans	1,538		5,154		217
Accrued expenses and current liabilities	23,421		19,712		3,299
Amounts due to the Company and its subsidiaries	76,215		55,451		10,735
Non-current liabilities:
Long-term bank loans	2,308		3,846		325
Unrecognized tax benefit	588		588		83
Lease liabilities	250		800		35
Total liabilities	109,581		90,678		$ 15,435
Net revenues	32,808	4,621	10,147	28,399
Net loss	(5,234)	(737)	(38,091)	(8,534)
Net cash (used in) provided by operating activities	14,870	2,094	4,627	(3,482)
Net cash used in investing activities	(17,007)	(2,395)	(237)	(878)
Net cash provided by (used in) financing activities	(5,154)	(726)	(1,000)	5,000
Net increase (decrease) in cash and cash equivalents	(7,291)	(1,027)	3,390	640
Variable Interest Entity And Major Subsidaries [Member] | Third-party revenue [Member]
Non-current liabilities:
Net revenues	9,225	1,299	6	230
Variable Interest Entity And Major Subsidaries [Member] | Inter-company revenue [Member]
Non-current liabilities:
Net revenues	¥ 23,583	$ 3,322	¥ 10,141	¥ 28,169